Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6 — Property and Equipment

Property and equipment at March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
Leasehold Improvements	$256,323	$654,628
Machinery and Equipment	646,025	244,583
Building and Land	1,650,000	1,650,000
Furniture and Fixtures	566,220	566,220
Total property and equipment	3,118,568	3,115,431

Less: Accumulated depreciation	(606,070)	(536,500)
Property and equipment, net	$2,512,498	$2,578,931

Depreciation expense for the three months ended March 31, 2022 and 2021 was $42,394 and $97,470, respectively.

Note 6 — Property and Equipment

Property and Equipment at December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Leasehold Improvements	$654,628	$323,281
Machinery and Equipment	244,583	1,087,679
Building and Land	1,650,000	3,150,000
Furniture and Fixtures	566,220	543,366
Total property and equipment	3,115,431	5,104,326

Less: Accumulated depreciation	(536,500)	(948,651)
Property and equipment, net	$2,578,931	$4,155,675

Depreciation expense for the years ending December 31, 2021 and 2020 was $293,937 and $453,887, respectively.